INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Schedule of movement in goodwill for the Group, per cash generating unit
The movement in goodwill for the Group, per cash generating unit (“CGU”), consisted of the following for the six-month period ended June 30, 2019:

CGU	June 30, 2019	Currency translation	December 31, 2018
Russia	2,222	204	2,018
Algeria	1,172	(4)	1,176
Pakistan	325	(46)	371
Kazakhstan	155	2	153
Kyrgyzstan	54	—	54
Uzbekistan	43	(1)	44
Total	3,971	155	3,816